NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	May 22, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2016
Interest expenses							$ 17,744	$ 306,158
Accured Interest							0	581,366
Amortization of debt discounts					$ 803,261	$ 10,474	0	2,174,273
Debt instrument, principal amount							20,437
Short-term notes payable					1,648,302		1,020,350	372,232
Loan proceeds					3,777,500	$ 0	0	320,500
Current portion of notes payable							1,020,350	372,232
Initial purchase consideration obligation					1,000
Long-term notes payable					629,099		767,160	150,000
Long-term notes payable							10,500	$ 2,434,226
Note Purchase Agreement [Member]
Promissory note, Principal amount		$ 1,580,000
Interest rate		8.00%
Cash payments (Quarterly)		$ 250,000
Aggregate amount required during each quarter		250,000
Aggregate amount required during each quarter (Minimum payment)		50,000
Purchase Agreement [Member]
Debt instrument face amount	$ 4,885,353
Percent of consideration paid	80.10%
Percent of maximum number of common stock	125.00%
Original issue discount percent	15.00%
original issue discount amount					4,422,000
Percent of warrant shares	100.00%
Promossory Note [Member] | New Purchase Agreement [Member]
Debt instrument, principal amount		250,000
Debt instrument face amount		$ 1,580,000
Interest rate		8.00%
Quarterly cash payments		$ 250,000
Minimum payment		$ 50,000
Debt instrument maturity date		Jul. 31, 2023
Current portion of notes payable					1,159,830
SBA Loan [Member]
Current portion of notes payable					12,427
Long-term notes payable					137,573
Proceed from loan			$ 150,000
Interest rate			3.75%
Monthly installment			$ 731
Debt instrument maturity period			30 years
EnergyWyze [Member]
Current portion of notes payable					60,280
Fair value of purchase consideration					339,599
Initial purchase consideration obligation					450,000
Remaining fair value amount of purchase obligation					75,464
Long-term notes payable					15,184
SinglePoint Direct Solar [Member] | Promissory Note [Member]
Debt instrument, principal amount							$ 311,070
Interest rate							1.00%
Debt instrument, maturity date descriptions							due in 18 monthly installments beginning December
EIDL [Member]
Loan proceeds				$ 150,000
Debt instrument, maturity date descriptions				a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2021.
Interest Rate				3.75%
Monthly Installment				$ 731
Seller Convertiable Notes [Member]
Interest rate	12.50%
Convertible note	$ 976,016
Current portion of notes payable					1,378,111
Fair value of note	$ 1,378,111
Discount rate	20.00%
Debt instrument premium	$ 409,095
Other Debt [Member]
Interest rate									0.00%
Convertible note									$ 10,500
Conversion price									$ 0.525
Current portion of notes payable					10,500
Seller Notes Payable [Member]
Debt instrument, principal amount	250,000
Current portion of notes payable					468,515
Debt instrument face amount	1,000,000
Periodic principal amount due on October 31, 2023	500,000
Periodic payment principal due on April 30, 2023	250,000
Issuance of promissory note with a fair value	$ 897,306
Interest expenses period	18 years
Long-term notes payable					468,515
Seller 36 months Notes Payable [Member]
Current portion of notes payable					401,121
Fair value of note	$ 1,252,272
Long-term notes payable					$ 951,506
Unsecured seller note	$ 1,940,423
Number of trading days					60 years
May, 2020 [Member] | Short Term Notes Payable [Member]
Debt instrument, principal amount							$ 312,300
Debt instrument maturity date							May 07, 2022
Proceeds from loan payable							$ 332,737
Undesignated Preferred Stock [Member]
Short-term notes payable							60,371
Long-term notes-payable							60,370
Fair value of consideration							339,599
Balance outstanding							50,000
Purchase consideration							$ 450,000